INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Land use rights	$2,027,918	$1,873,842
Trademark	7,117	7,517
Patents	5,065	5,350
Total	2,040,100	1,886,709
Less: accumulated amortization	(261,836)	(236,672)
Intangible assets, net	$1,778,264	$1,650,037

Schedule of Future Intangible Assets Amortization Expense

Estimated future amortization expense for intangible assets is as follows:

Years ending December 31,	Amortization expense

2016	$41,414
2017	41,302
2018	41,187
2019	40,449
2020	40,449
Thereafter	1,573,463
$1,778,264